REVENUE AND COST OF SALES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue And Cost Of Sales
Production costs	$ 19,417,844	$ 17,263,182	$ 7,538,147
Depreciation and depletion	2,557,286	1,897,618	1,035,053
Cost of sales	$ 21,975,130	$ 19,160,800	$ 8,573,200